FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Remaining contractual maturities of financial liabilities (Details) - Liquidity risk - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	R$ 83,484,616	R$ 89,538,284
Financial liabilities, Future Value	118,130,752	125,362,187
Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	9,057,764	9,499,205
Later than one year and not later than two years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	8,296,020	8,933,200
Later than two years and not later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	42,486,663	43,336,181
Later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	58,290,305	63,593,601
Trade accounts payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	2,575,168	2,361,098
Financial liabilities, Future Value	2,575,168	2,361,098
Trade accounts payable | Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	2,575,168	2,361,098
Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	68,476,998	72,899,882
Financial liabilities, Future Value	96,031,944	101,540,320
Loans, financing and debentures | Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	4,067,403	4,034,595
Loans, financing and debentures | Later than one year and not later than two years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	6,297,088	6,619,518
Loans, financing and debentures | Later than two years and not later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	35,015,873	36,751,023
Loans, financing and debentures | Later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	50,651,580	54,135,184
Lease liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	5,366,994	5,191,760
Financial liabilities, Future Value	9,826,733	9,552,075
Lease liabilities | Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	875,227	620,177
Lease liabilities | Later than one year and not later than two years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	818,769	806,560
Lease liabilities | Later than two years and not later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	1,534,836	2,198,419
Lease liabilities | Later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	6,597,901	5,926,919
Liabilities for asset acquisition and associates
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	509,369	502,228
Financial liabilities, Future Value	569,469	573,920
Liabilities for asset acquisition and associates | Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	115,495	116,376
Liabilities for asset acquisition and associates | Later than one year and not later than two years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	134,525	112,155
Liabilities for asset acquisition and associates | Later than two years and not later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	228,985	253,419
Liabilities for asset acquisition and associates | Later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	90,464	91,970
Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	6,071,817	8,117,400
Financial liabilities, Future Value	8,643,168	10,868,858
Derivative financial instruments | Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	1,052,089	1,999,811
Derivative financial instruments | Later than one year and not later than two years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	933,750	1,296,199
Derivative financial instruments | Later than two years and not later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	5,706,969	4,133,320
Derivative financial instruments | Later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	950,360	3,439,528
Dividends payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	11,185	6,232
Financial liabilities, Future Value	11,185	6,232
Dividends payable | Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	11,185	6,232
Other liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	473,085	459,684
Financial liabilities, Future Value	473,085	459,684
Other liabilities | Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	361,197	360,916
Other liabilities | Later than one year and not later than two years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	R$ 111,888	R$ 98,768